SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimate Useful Lives
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	10 - 33
Office furniture and equipment	6 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model
The Company estimates the fair value of stock options awards using the Black-Scholes option pricing model. The fair value for options granted in 2012, 2011 and 2010 was estimated at the date of grant using the following weighted average assumptions:

	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	50%	48%	47%
Risk-free interest	1.16%	1.56%	1.67%
Expected term (years)	5.6	4.5	4.5